Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 17,217	$ 12,745	$ 9,528
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,383	1,410	1,491
Depreciation	1,257	1,193	1,176
Amortization of intangible assets	699	711	769
Accretion of net deferred loan fees	(172)	(155)	(123)
Net (gain) loss on sale of securities	(19)	18	(113)
Provision (credit) for loan losses	(1,300)	1,200	1,500
Loans originated for sale	(67,295)	(48,745)	(31,206)
Proceeds from sale of loans	69,475	49,637	29,893
Net gain on sale of loans	(1,750)	(1,180)	(659)
Net loss on sale of manufactured home loans		74
Net gain on sale of other real estate owned	(152)	(199)	(44)
Gain on sale of fixed assets	(1)		(60)
Increase in cash surrender value of bank owned life insurance	(563)	(467)	(492)
Share-based compensation	323	106
Change in Accrued interest payable	61	(11)	(30)
Accrued interest receivable	48	144	29
Deferred taxes	170	(410)	11
Other, net	(1,672)	(998)	3,216
Net cash from operating activities	17,709	15,073	14,886
Cash flows used for investing activities:
Maturities and calls of securities, available-for-sale	34,089	29,733	45,743
Sale of securities, available for sale	4,349		18,088
Purchases of securities, available-for-sale	(41,759)	(29,772)	(58,367)
Redemption of other securities		138	3,009
Purchases of other securities	(603)	(288)	(171)
Net cash from acquisition		926
Purchases of bank owned life insurance	(3,885)
Net loan originations	(52,022)	(10,225)	(53,562)
Loans purchased, installment	(1,643)	(4,774)	(4,382)
Proceeds from sale of manufactured homes		3,492
Proceeds from sale of OREO properties	333	865	349
Premises and equipment purchases	(2,437)	(1,999)	(485)
Proceeds from sale of premises and equipment	3		1,282
Net cash used for investing activities	(63,575)	(11,904)	(48,496)
Cash flows from financing activities:
Increase (decrease) in deposits	69,070	(3,754)	26,443
Net change in short-term FHLB advances	(22,700)	11,000	42,700
Repayment of long-term FHLB advances		(5,000)	(30,226)
Proceeds from long-term FHLB advances			15,000
Increase in securities sold under repurchase agreements	3,885	3,427	1,560
Repayment of series A preferred stock			(22,857)
Cash paid on fractional shares on preferred stock conversion	(1)
Cash dividends paid	(3,254)	(3,139)	(3,338)
Net cash from financing activities	47,000	2,534	29,282
Increase (decrease) in cash and due from financial institutions	1,134	5,703	(4,328)
Cash and due from financial institutions at beginning of year	35,561	29,858	34,186
Cash and due from financial institutions at end of year	36,695	35,561	29,858
Supplemental disclosures of cash flow information:
Interest paid	3,247	3,315	4,134
Income taxes paid	5,900	3,650	1,745
Transfer of loans from portfolio to other real estate owned	102	222	$ 691
Transfer of premises to held-for-sale	202
Conversion of preferred stock to common stock	$ 3,323	859
Noncash assets acquired:
Loans receivable		76,444
Other securities		716
Accrued interest receivable		194
Premises and equipment, net		1,738
Core deposit intangible		1,009
Other assets		472
Total non cash assets acquired		80,573
Liabilities assumed:
Deposits		86,869
Other liabilities		5
Total liabilities assumed		86,874
Net noncash liabilities acquired		$ 6,301